Property, Plant And Equipment (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2014
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 17,773	$ 17,722	$ 16,933
Operating leases, rent expense	4,345	3,683	3,507
Operating leases, future minimum payments due, current	3,879			3,879
Operating leases, future minimum payments, due in two years	3,641			3,641
Operating leases, future minimum payments, due in three years	3,290			3,290
Operating leases, future minimum payments, due in four years	2,981			2,981
Operating leases, future minimum payments, due in five years	2,713			2,713
Operating leases, future minimum payments, due thereafter	14,543			14,543
Property, plant and equipment, gross	282,295	274,798		282,295
Accumulated depreciation and Amortization	169,397	163,830		169,397
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition	(2,120)	0	0
Copper Network Assets [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, gross	7,141			7,141
Accumulated depreciation and Amortization	5,021			5,021
Assets Disposed of by Method Other than Sale, in Period of Disposition, Gain (Loss) on Disposition	2,120
Assets Disposed of by Method Other than Sale, in Period of Disposition, Method of Disposal	Abandonment
Long-Lived Assets, Impairment	0
Circumstances leading to the abandonment of long-lived assets by method other than sale				Declining customer demand for our legacy voice and data products and the migration of our networks to next generation technologies, we decided in the fourth quarter of 2014 to abandon in place specific copper network assets classified as cable, wiring and conduit
Software [Member]
Property, Plant and Equipment [Line Items]
Depreciation expense	$ 1,504	$ 2,142	$ 2,130